FINANCIAL INCOME/EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
Financial Income Expense [Abstract]
FINANCIAL INCOME/EXPENSE

In thousands of euro	Note	2021	2020	2019
Finance income
Change in fair value of warrants	16	102,173	—	—
Change in fair value of embedded derivatives	15	29,957	—	—
Interest receivable on RSP loans calculated using effective interest rate		10,784	2,583	—
Other interest		172	120	51
Reversal of difference between fair value and nominal value of loans repaid		1,611	—	—
Foreign exchange differences		3,360	—	—
Total finance income		148,057	2,703	51
Finance cost
Bank charges		(284)	(298)	(160)
Other interest		(274)	(149)	—
Interest payable on convertible notes calculated using effective interest rate, net of capitalized borrowing costs		(2,475)	—	—
Interest on leases		(8,326)	(4,733)	(2,574)
Foreign exchange differences		—	(578)	(501)
Loss on re-estimate of timing of cash flows of RSP loans		(1,475)	—	—
Loss on refinancing of RSP loans		(3,628)	—	—
Impairment of RSP loans	9A	(11,086)	—	—
Other		(72)	—	—
Total finance cost		(27,620)	(5,758)	(3,235)